Net finance costs (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Total financial income	$ 367	$ 203	$ 395
Total finance costs	(319,435)	(273,335)	(163,544)
Total other finance costs	(31,286)	(4,452)	10,560
Total net finance costs	(350,354)	(277,584)	(152,589)
Financial interest [Member]
IfrsStatementLineItems [Line Items]
Total financial income	367	203	395
Commercial interest [member]
IfrsStatementLineItems [Line Items]
Total finance costs	(256,214)	(232,268)	(134,857)
Interest and other expenses [member]
IfrsStatementLineItems [Line Items]
Total finance costs	(62,622)	(40,590)	(28,438)
Fiscal interest [member]
IfrsStatementLineItems [Line Items]
Total finance costs	(38)	(24)	(28)
Bank fees and expenses [member]
IfrsStatementLineItems [Line Items]
Total finance costs	(561)	(453)	(221)
Changes fair value financial assets [member]
IfrsStatementLineItems [Line Items]
Total other finance costs	33,778	8,799	24,065
Loss On Debt Restructuring [Member]
IfrsStatementLineItems [Line Items]
Total other finance costs		(1,398)
Net Loss Gain From The Cancelattion Of Corporate Notes [Member]
IfrsStatementLineItems [Line Items]
Total other finance costs		(1,132)	19
Exchange differences [member]
IfrsStatementLineItems [Line Items]
Total other finance costs	(48,327)	4,604	(9,716)
Adjustment present value receivables [member]
IfrsStatementLineItems [Line Items]
Total other finance costs	(1,410)	(1,054)	(909)
Recovery of provision for credit RDSA [member]
IfrsStatementLineItems [Line Items]
Total other finance costs			3,519
Other financial expense member
IfrsStatementLineItems [Line Items]
Total other finance costs	$ (15,327)	$ (14,271)	$ (6,418)